Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2013
Trading Symbol	HNR
Entity Registrant Name	HARVEST NATURAL RESOURCES, INC.
Entity Central Index Key	0000845289